Revenues (Details) - Schedule of Company’s Revenues Recognition	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Schedule of Company’s Revenues Recognition [Line Items]
Changes in revenues	$ (552,096)		$ (49,007,004)
Percentage of revenues	(4.40%)	(4.40%)	(28.10%)
Total revenues	$ 11,980,435	$ 1,530,870	$ 12,532,531	$ 17,439,535
Changes in total revenues	$ (552,096)		$ (49,007,004)
Percentage of total revenues	(4.40%)	(4.40%)	(28.10%)
Transferred at Point in Time [Member]
Schedule of Company’s Revenues Recognition [Line Items]
Revenues	$ 2,030,365	$ 259,442	$ 2,397,398	2,315,283
Changes in revenues	$ (367,033)		$ 82,115
Percentage of revenues	(15.30%)	(15.30%)	3.60%
Changes in total revenues	$ (367,033)		$ 82,115
Percentage of total revenues	(15.30%)	(15.30%)	3.60%
Transferred over Time [Member]
Schedule of Company’s Revenues Recognition [Line Items]
Revenues	$ 9,950,070	$ 1,271,428	$ 10,135,133	$ 15,124,252
Changes in revenues	$ (185,063)		$ (4,989,119)
Percentage of revenues	(1.80%)	(1.80%)	(33.00%)
Changes in total revenues	$ (185,063)		$ (4,989,119)
Percentage of total revenues	(1.80%)	(1.80%)	(33.00%)